UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2024 (unaudited)

	Face amount	Value
Asset-backed securities — 19.4%
Capital One Prime Auto Receivables Trust,
Series 2021-1, Class A3,
0.770%, due 09/15/26	$1,636,008	$1,601,722
CCG Receivables Trust,
Series 2022-1, Class A2,
3.910%, due 07/16/29[1]	554,926	549,835
Series 2023-2, Class A2,
6.280%, due 04/14/32[1]	490,000	495,909
Chesapeake Funding II LLC,
Series 2023-1A, Class A1,
5.650%, due 05/15/35[1]	341,955	343,506
Series 2023-2A, Class A1,
6.160%, due 10/15/35[1]	3,255,343	3,289,517
Daimler Trucks Retail Trust,
Series 2023-1, Class A3,
5.900%, due 03/15/27	1,614,000	1,628,532
Dell Equipment Finance Trust,
Series 2023-2, Class A3,
5.650%, due 01/22/29[1]	690,000	693,474
DLLST LLC,
Series 2022-1A, Class A4,
3.690%, due 09/20/28[1]	2,500,000	2,484,083
Enterprise Fleet Financing LLC,
Series 2021-3, Class A3,
1.220%, due 08/20/27[1]	2,910,000	2,810,617
Series 2021-3, Class A2,
0.770%, due 08/20/27[1]	993,710	982,859
Enterprise Fleet Funding LLC,
Series 2021-1, Class A3,
0.700%, due 12/21/26[1]	1,627,976	1,605,853
Ford Credit Auto Lease Trust,
Series 2023-A, Class C,
5.540%, due 12/15/26	5,000,000	5,006,266
Ford Credit Auto Owner Trust,
Series 2018-1, Class A,
3.190%, due 07/15/31[1]	650,000	643,112
Series 2020-1, Class B,
2.290%, due 08/15/31[1]	2,390,000	2,347,768
Series 2020-1, Class A,
2.040%, due 08/15/31[1]	3,000,000	2,946,064
Series 2020-2, Class B,
1.490%, due 04/15/33[1]	600,000	572,611
Series 2020-2, Class A,
1.060%, due 04/15/33[1]	670,000	638,527
Ford Credit Floorplan Master Owner Trust A,
Series 2019-4, Class B,
2.640%, due 09/15/26	2,000,000	1,983,859

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2024 (unaudited)

	Face amount	Value
Asset-backed securities — (continued)
GM Financial Consumer Automobile Receivables Trust,
Series 2020-4, Class B,
0.730%, due 03/16/26	$2,350,000	$2,334,634
Series 2020-4, Class A4,
0.500%, due 02/17/26	1,458,287	1,450,072
GreatAmerica Leasing Receivables Funding LLC,
Series 2021-1, Class C,
0.920%, due 12/15/27[1]	1,040,000	1,020,628
Series 2021-2, Class A3,
0.670%, due 07/15/25[1]	292,456	289,436
HPEFS Equipment Trust,
Series 2023-1A, Class B,
5.730%, due 04/20/28[1]	450,000	451,922
Series 2023-1A, Class A3,
5.410%, due 02/22/28[1]	1,575,000	1,576,093
Hyundai Auto Lease Securitization Trust,
Series 2022-C, Class A4,
4.480%, due 08/17/26[1]	4,300,000	4,278,914
Hyundai Auto Receivables Trust,
Series 2020-B, Class C,
1.600%, due 12/15/26	1,295,024	1,289,113
Series 2020-C, Class C,
1.080%, due 12/15/27	1,500,000	1,459,970
John Deere Owner Trust,
Series 2022-A, Class A3,
2.320%, due 09/15/26	2,828,541	2,782,116
Kubota Credit Owner Trust,
Series 2022-1A, Class A3,
2.670%, due 10/15/26[1]	507,304	498,590
MMAF Equipment Finance LLC,
Series 2020-BA, Class A3,
0.490%, due 08/14/25[1]	352,477	349,069
NextGear Floorplan Master Owner Trust,
Series 2022-1A, Class A2,
2.800%, due 03/15/27[1]	4,000,000	3,934,828
Nissan Auto Lease Trust,
Series 2022-A, Class A4,
3.870%, due 07/15/27	797,917	797,214
Series 2023-B, Class A4,
5.610%, due 11/15/27	665,000	668,453
PenFed Auto Receivables Owner Trust,
Series 2022-A, Class A4,
4.180%, due 12/15/28[1]	4,000,000	3,962,206
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class B,
0.710%, due 08/17/26[1]	1,250,000	1,223,666
Synchrony Card Funding LLC,
Series 2022-A1, Class A,
3.370%, due 04/15/28	3,300,000	3,254,175
Series 2022-A2, Class A,
3.860%, due 07/15/28	1,000,000	987,456

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2024 (unaudited)

	Face amount	Value
Asset-backed securities — (concluded)
USAA Auto Owner Trust,
Series 2022-A, Class B,
5.500%, due 02/15/30[1]	$3,629,000	$3,633,851
Verizon Master Trust,
Series 2022-2, Class B,
1.830%, due 07/20/28	1,350,000	1,326,191
Series 2022-6, Class A,
3.670%, due 01/22/29	2,500,000	2,464,107
World Omni Auto Receivables Trust,
Series 2021-A, Class A4,
0.480%, due 09/15/26	2,400,000	2,335,254
Series 2022-A, Class A3,
1.660%, due 05/17/27	940,949	919,104

Total asset-backed securities (cost — $74,115,755)		73,911,176

Commercial paper: — 18.4%
Auto manufacturers: 3.7%
General Motors Financial Co., Inc.
5.430%, due 08/01/24[1]	14,000,000	14,000,000

Banking-non-U.S.: 12.9%
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
5.315%, due 08/01/24[1]	2,000,000	2,000,000
Federation des Caisses Desjardins du Quebec
5.370%, due 08/29/24[1]	4,000,000	3,983,293
Mizuho Bank Ltd.
5.360%, due 09/04/24[1]	2,760,000	2,746,028
Nordea Bank Abp
5.110%, due 02/18/25[1]	3,000,000	2,914,407
Oversea-Chinese Banking Corp. Ltd.
5.350%, due 10/22/24[1]	4,000,000	3,951,256
5.370%, due 08/29/24[1]	5,000,000	4,979,117
Skandinaviska Enskilda Banken AB
5.240%, due 12/18/24[1]	4,000,000	3,919,071
5.250%, due 02/07/25[1]	3,000,000	2,916,875
Sumitomo Mitsui Trust Bank Ltd.
5.350%, due 10/24/24[1]	3,000,000	2,962,550
5.400%, due 08/27/24[1]	3,000,000	2,988,300
Svenska Handelsbanken AB
5.120%, due 02/10/25[1]	3,918,000	3,810,455
5.360%, due 09/20/24[1]	3,000,000	2,977,667
Swedbank AB
5.350%, due 10/15/24[1]	4,000,000	3,955,417
United Overseas Bank Ltd.
5.370%, due 08/12/24[1]	4,960,000	4,951,861

		49,056,297

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2024 (unaudited)

	Face amount	Value
Commercial paper — (continued)
Telecommunications: 0.8%
AT&T, Inc.
5.470%, due 08/19/24[1]	$3,000,000	$2,991,795

Transportation: 1.0%
Canadian National Railway Co.
5.440%, due 08/26/24[1]	4,000,000	3,984,889

Total commercial paper (cost — $70,032,981)		70,032,981

Corporate bonds — 61.9%
Auto manufacturers: 6.9%
American Honda Finance Corp.
Series A,
4.600%, due 04/17/25	4,250,000	4,232,652
BMW U.S. Capital LLC
3.250%, due 04/01/25[1]	4,000,000	3,946,234
Daimler Truck Finance North America LLC
5.600%, due 08/08/25[1]	2,000,000	2,007,542
Mercedes-Benz Finance North America LLC
5.500%, due 11/27/24[1]	5,000,000	4,998,236
Toyota Motor Credit Corp.
Series B,
Secured Overnight Financing Rate + 0.290%,
5.640%, due 09/13/24[2]	11,000,000	11,001,342

		26,186,006

Banks: 39.5%
ANZ New Zealand International Ltd.
2.166%, due 02/18/25[1]	5,500,000	5,408,093
Australia & New Zealand Banking Group Ltd.
5.375%, due 07/03/25[3]	4,000,000	4,012,497
Secured Overnight Financing Rate + 0.560%,
5.910%, due 03/18/26[1,2]	3,000,000	3,003,704
Bank of Montreal
Series H,
4.250%, due 09/14/24	2,500,000	2,495,052
Secured Overnight Financing Rate Index + 0.760%,
6.115%, due 06/04/27[2]	2,000,000	1,999,472
Bank of New York Mellon Corp.
2.100%, due 10/24/24	4,000,000	3,968,879
Bank of Nova Scotia
5.250%, due 12/06/24	5,000,000	4,993,628
Banque Federative du Credit Mutuel SA
Secured Overnight Financing Rate Index + 0.410%,
5.770%, due 02/04/25[1,2]	5,000,000	5,000,254
Barclays PLC
3.650%, due 03/16/25	2,500,000	2,471,440

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2024 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Banks — (continued)
Canadian Imperial Bank of Commerce
3.300%, due 04/07/25	$2,500,000	$2,466,067
Secured Overnight Financing Rate Index + 0.420%,
5.768%, due 10/18/24[2]	7,500,000	7,502,400
Citigroup, Inc.
3.300%, due 04/27/25	4,500,000	4,434,187
Commonwealth Bank of Australia
5.079%, due 01/10/25	5,250,000	5,243,519
Cooperatieve Rabobank UA
1.375%, due 01/10/25	4,500,000	4,420,199
Federation des Caisses Desjardins du Quebec
2.050%, due 02/10/25[1]	5,000,000	4,910,918
Goldman Sachs Bank USA
Secured Overnight Financing Rate + 0.750%,
6.107%, due 05/21/27[2]	1,000,000	1,000,405
Goldman Sachs Group, Inc.
Secured Overnight Financing Rate + 0.490%,
5.836%, due 10/21/24[2]	5,000,000	5,000,626
HSBC USA, Inc.
5.625%, due 03/17/25	4,000,000	4,007,246
JPMorgan Chase & Co.
Secured Overnight Financing Rate + 0.920%,
6.277%, due 02/24/26[2]	10,000,000	10,029,954
Lloyds Banking Group PLC
4.450%, due 05/08/25	2,000,000	1,986,984
Macquarie Group Ltd.
6.207%, due 11/22/24[1]	3,250,000	3,257,083
National Australia Bank Ltd.
Secured Overnight Financing Rate + 0.620%,
5.972%, due 06/11/27[1,2]	2,000,000	2,001,022
National Bank of Canada
Secured Overnight Financing Rate + 0.490%,
5.850%, due 08/06/24[2]	4,960,000	4,960,156
NatWest Markets PLC
Secured Overnight Financing Rate + 0.530%,
5.888%, due 08/12/24[1,2]	7,570,000	7,570,303
Nordea Bank Abp
Secured Overnight Financing Rate + 0.740%,
6.091%, due 03/19/27[1,2]	3,000,000	3,011,133
Royal Bank of Canada
Secured Overnight Financing Rate Index + 0.340%,
5.687%, due 10/07/24[2]	10,000,000	10,002,285
Skandinaviska Enskilda Banken AB
3.700%, due 06/09/25[1]	2,000,000	1,974,520
Societe Generale SA
2.625%, due 01/22/25[1]	3,000,000	2,954,059

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2024 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Banks — (concluded)
Sumitomo Mitsui Financial Group, Inc.
2.348%, due 01/15/25	$2,500,000	$2,466,309
2.448%, due 09/27/24	2,500,000	2,487,497
Svenska Handelsbanken AB
3.650%, due 06/10/25[1]	4,000,000	3,949,952
Toronto-Dominion Bank
Secured Overnight Financing Rate + 0.350%,
5.702%, due 09/10/24[2]	7,500,000	7,501,013
Wells Fargo & Co.
3.000%, due 02/19/25	3,000,000	2,963,074
Westpac Banking Corp.
Secured Overnight Financing Rate + 0.300%,
5.657%, due 11/18/24[2]	10,000,000	10,001,500
Secured Overnight Financing Rate + 0.420%,
5.768%, due 04/16/26[2]	1,000,000	999,240

		150,454,670

Beverages: 1.0%
Diageo Capital PLC
2.125%, due 10/24/24	4,000,000	3,968,657

Biotechnology: 1.1%
Amgen, Inc.
5.250%, due 03/02/25	4,000,000	3,996,591

Diversified financial services: 1.3%
American Express Co.
3.000%, due 10/30/24	3,000,000	2,981,142
3.950%, due 08/01/25	2,000,000	1,976,606

		4,957,748

Electric: 3.2%
DTE Energy Co.
Series F,
1.050%, due 06/01/25	1,250,000	1,206,259
National Rural Utilities Cooperative Finance Corp.
Series D,
Secured Overnight Financing Rate + 0.330%,
5.678%, due 10/18/24[2]	5,000,000	5,001,669
NextEra Energy Capital Holdings, Inc.
4.255%, due 09/01/24	4,000,000	3,993,104
Xcel Energy, Inc.
3.300%, due 06/01/25	2,000,000	1,963,756

		12,164,788

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2024 (unaudited)

	Face amount	Value
Corporate bonds — (concluded)
Insurance: 2.6%
Metropolitan Life Global Funding I
Secured Overnight Financing Rate + 0.300%,
5.652%, due 09/27/24[1,2]	$10,000,000	$10,002,292

Machinery-diversified: 0.5%
John Deere Capital Corp.
Secured Overnight Financing Rate + 0.440%,
5.792%, due 03/06/26[2]	2,000,000	2,004,654

Pharmaceuticals: 1.8%
AbbVie, Inc.
2.600%, due 11/21/24	5,000,000	4,956,768
CVS Health Corp.
3.875%, due 07/20/25	2,000,000	1,971,308

		6,928,076

Retail: 1.0%
Home Depot, Inc.
Secured Overnight Financing Rate + 0.330%,
5.677%, due 12/24/25[2]	2,500,000	2,504,670
Lowe’s Cos., Inc.
4.000%, due 04/15/25	1,411,000	1,397,660

		3,902,330

Semiconductors: 1.3%
Analog Devices, Inc.
Secured Overnight Financing Rate Index + 0.250%,
5.602%, due 10/01/24[2]	5,000,000	5,000,596

Software: 0.7%
Oracle Corp.
2.950%, due 05/15/25	2,500,000	2,455,146

Telecommunications: 1.0%
Verizon Communications, Inc.
3.376%, due 02/15/25	4,000,000	3,964,791

Total corporate bonds (cost — $235,919,190)		235,986,345

	Number of shares
Short-term investments — 0.8%
Investment companies: 0.8%
State Street Institutional U.S. Government Money Market Fund, 5.263%[4] (cost $2,873,712)	2,873,712	2,873,712

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2024 (unaudited)

	Number of shares	Value
Investment of cash collateral from securities loaned — 0.1%
Money market funds: 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio,
5.267%[4]
(cost — $256,875)	256,875	$256,875

Total investments (cost — $383,198,513)[5] — 100.6%		383,061,089
Liabilities in excess of other assets — (0.6)%		(2,136,494)

Net assets — 100.0%		$380,924,595

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2024 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$73,911,176	$—	$73,911,176
Commercial paper	—	70,032,981	—	70,032,981
Corporate bonds	—	235,986,345	—	235,986,345
Short-term investments	—	2,873,712	—	2,873,712
Investment of cash collateral from securities loaned	—	256,875	—	256,875
Total	$—	$383,061,089	$—	$383,061,089

At July 31, 2024, there were no transfers in or out of Level 3.

Portfolio footnotes

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $175,651,264, represented 46.1% of the Fund’s net assets at period end.

2

Floating or variable rate securities. The rates disclosed are as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

3	Security, or portion thereof, was on loan at the period end.
4	Rate shown reflects yield at July 31, 2024.
5	Includes $251,730 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $256,875 and non-cash collateral of $0.

UBS Series Funds

UBS Ultra Short Income Fund

Valuation of investments: The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission (“SEC”).

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s Annual report to shareholders dated April 30, 2024.